Document and Entity Information	Mar. 11, 2021
Cover [Abstract]
Entity Address, State or Province	NY
Amendment Flag	true
Entity Central Index Key	0001492633
Document Type	8-K/A
Document Period End Date	Mar. 11, 2021
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	85 Broad Street
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10004
Entity Address, Country	GB
City Area Code	1 (646)
Local Phone Number	654-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 17, 2021, Nielsen Holdings plc (the “Company”) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “Original Form 8-K”), reporting that on March 11, 2021, the Compensation and Talent Committee of the Board of Directors of the Company approved the grant of a performance stock option award (the “Special PSO Award”) to Linda Zukauckas, the Company’s Chief Financial Officer, George Callard, the Company’s Chief Legal and Corporate Affairs Officer and David Kenny, the Company’s Chief Executive Officer. This Amendment No. 1 to the Current Report on Form 8-K amends the Original Form 8-K to update the number of shares approved for each officer based on a revised per option fair value calculation.